EMPLOYEE BENEFIT PLANS: (Details 2) (Postretirement benefit plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Postretirement benefit plans
Postretirement benefit plan disclosure
Reduction in benefit obligation due to plan amendment	$ 10,425
Future annual cost increases in health benefits (as a percent)	3.00%
Discount rate used in determining the accumulated postretirement benefit obligation (as a percent)	4.69%	3.91%
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Prior service credit	(10,801)
Net actuarial loss	(3,956)
Net amount recognized in accumulated other comprehensive (gain) loss	(14,757)
Estimated amount to be amortized from accumulated other comprehensive loss (gain) into net periodic benefit cost during next fiscal year
Actuarial loss (gain)	(452)
Prior service credit (gain)	(1,352)
Changes in the accumulated postretirement benefit obligation
Benefit obligation, beginning of the period	27,381	26,108
Service cost	1,036	1,034	831
Interest cost	1,060	1,113	1,117
Plan amendments	(10,425)
Actuarial (gain)/loss	(9,734)	(520)
Benefits paid	(142)	(354)
Benefit obligation, end of the period	9,176	27,381	26,108
Net periodic postretirement benefit cost
Service cost benefits attributed to service during the period	1,036	1,034	831
Interest cost on the accumulated postretirement benefit obligation	1,060	1,113	1,117
Net amortization	671	1,036	501
Net periodic postretirement benefit cost	2,767	3,183	2,449
Estimated future benefit payments
2014	319
2015	340
2016	388
2017	433
2018	470
2019 through 2023	$ 2,927